Accounting Policies - Revenue Recognition and Accounts Receivable (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts and sales discounts	$ 1	$ 1
Total net sales | Customer concentration risk | Largest customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total net sales	19.00%	19.00%	21.00%
Accounts receivable | Customer concentration risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of major customers | Customer	3	2